Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies [Abstract]
Schedule of environmental loss contingencies [Table Text Block]

The following table summarizes the activity in our accrued environmental liability included in “Accrued liabilities” and “Other liabilities”:

	Year Ended
	December 31,
Millions of dollars	2012	2011
Balance at beginning of period	$120	$107
Additional provisions	16	25
Amounts paid	(12)	(8)
Foreign exchange effects	2	(4)
Balance at end of period	$126	$120